Business Combinations - Additional Information (Detail) € in Millions, ¥ in Millions, £ in Millions, $ in Millions												1 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021 GBP (£)	Oct. 09, 2020 EUR (€)	Oct. 09, 2020 GBP (£)	Jan. 29, 2020 EUR (€)	Jan. 29, 2020 JPY (¥)	Jan. 08, 2019 EUR (€)	Aug. 15, 2018 EUR (€)	Aug. 07, 2018 USD ($)	Jul. 03, 2018 EUR (€)	Apr. 03, 2018 EUR (€)	Apr. 03, 2018 GBP (£)	Jul. 30, 2020 EUR (€)	Jul. 30, 2018 EUR (€)	Nov. 29, 2020 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 10, 2018 EUR (€)
Disposal of major subsidiary [member] | Stone Bridge [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination | £	£ 60
CZ [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)						€ 70
Business sold, business combination						155
Underlying earnings before tax from cobined operations						€ 17
Japan [member] | Disposal of major subsidiary [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)				€ 53
Business sold, business combination				€ 153	¥ 18,750
Sale of interest percentage				50.00%	50.00%
Hungary Poland Romania And Turkey [Member] | Vienna Insurance Group AG Winer Versicherung Gruppe [Member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)														€ 362
Business sold, business combination														830
Increase in equity														€ 505
United Kingdom [member] | Stone Bridge [Member]
Disclosure of detailed information about business combination [Line Items]
Business sold, business combination		€ 65	£ 60
Contingent consideration | £			£ 10
Aegon Ireland Plc [member]
Disclosure of detailed information about business combination [Line Items]
Net proceeds of the transaction										€ 202	£ 177
Business disposal gain (loss)										(93)	(81)
Amount reclassified from other comprehensive income to income statement during disposal										€ 36	£ 31
Transamerica Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Reinsured liabilities | $								$ 700
Benefits from capital positions | $								$ 50
Banco Santander [member]
Disclosure of detailed information about business combination [Line Items]
Upfront consideration paid									€ 215			€ 187	€ 215
Additional upfront consideration payable									€ 75				€ 75
Additional upfront consideration payment period									5 years
Percentage acquired by the entity												51.00%
Acquisition date												Jul. 03, 2018
Additional upfront consideration payment due year													2024
NN Group [member]
Disclosure of detailed information about business combination [Line Items]
Business disposal gain (loss)							€ 80
Business sold, business combination							€ 155
Underlying earnings before tax from cobined operations															€ 17
Robidus [member]
Disclosure of detailed information about business combination [Line Items]
Percentage acquired by the entity																94.40%
Business combination consideration transferred																€ 103
Fair value of the net assets																18
Goodwill, business combination																€ 85